Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2021
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash
20. Cash, Cash Equivalents and Restricted Cash

	December 31, 2020	December 31, 2021
	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$59,056	$123,886
Cash and cash equivalents held by VIE (note 10)	215	337

Total cash, cash equivalents and restricted cash	$59,271	$124,223

Our secured term loan facilities and revolving credit facilities require that the borrowers have liquidity (including undrawn available lines of credit with a maturity exceeding 12 months) of no less than (i) $25.0 million, $35.0 million, or $50.0 million, or (ii) 5% of Net Debt or total debt which was $49.2 million as of December 31, 2021, as applicable, whichever is greater. This requirement does not restrict the cash maintained within the company bank accounts but requires the group to hold no less than that amount of free cash within its bank accounts or treasury deposits
.
Included within total cash, cash equivalents and restricted cash as of December 31, 2021, is an amount of
$0.3

million relating to the cash belonging to the
VIE’s
that we are required to consolidate under U.S. GAAP (December 31, 2020:
$0.2
million). Please read Note 10—Variable Interest Entities to
our
consolidated financial
statements.